Supplement dated June 28, 2012 to the Wilmington Funds

(the “Trust,” formerly, the MTB Group of Funds)

Prospectus dated August 31, 2011, as supplemented

Subject to shareholder approval, on or about the close of business on November 30, 2012, each of the Wilmington Pennsylvania Municipal Bond Fund (formerly, the MTB Pennsylvania Municipal Bond Fund) and the Wilmington Virginia Municipal Bond Fund (formerly, the MTB Virginia Municipal Bond Fund, each, a “Target Fund, and collectively, the “Target Funds”), each a series of the Trust, will be merged into the Wilmington Municipal Bond Fund, another series of the Trust (the “Acquiring Fund,” and, collectively with the Target Funds, the “Funds”).

At a meeting of the Board of Trustees (the “Board”) of the Trust held on June 22, 2012, the Board determined that the proposed mergers would be in the best interests of each Target Fund and their shareholders. The Board also approved a Plan of Reorganization (the “Plan”) for the mergers. The proposed Plan contemplates that the Acquiring Fund will acquire all of the assets of each Target Fund and assume the liabilities of each Target Fund (as set forth in the Plan) in exchange for designated shares in the Acquiring Fund, which each Target Fund will distribute to its respective shareholders, in exchange for their respective Target Fund shares.

The Board believes that the proposed mergers would benefit the Funds and their shareholders. Each proposed merger is intended to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Effective as of the close of business on September 7, 2012, each Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the merger.

The proposed merger of each Target Fund into the Acquiring Fund will require the approval of the shareholders of each Target Fund. A shareholder meeting is being called for that purpose, on or about November 15, 2012, and, provided that appropriate shareholder approval is obtained, it is expected that the mergers will be completed on or about November 30, 2012. Shareholders of the Target Funds will receive proxy solicitation materials providing them with information about the Acquiring Fund. Shareholders of the Acquiring Fund will NOT be solicited for approval of the proposed mergers.

Please keep this Supplement for future reference.

Supplement dated June 28, 2012 to the Wilmington Pennsylvania Municipal Bond Fund

(formerly, the MTB Pennsylvania Municipal Bond Fund) Summary Prospectus

dated August 31, 2011, as supplemented

Subject to shareholder approval, on or about the close of business on November 30, 2012, the Wilmington Pennsylvania Municipal Bond Fund (formerly, the MTB Pennsylvania Municipal Bond Fund), (the “Target Fund”), a series of the Trust, will be merged into the Wilmington Municipal Bond Fund, another series of the Trust (the “Acquiring Fund,” and, collectively with the Target Fund, the “Funds”).

At a meeting of the Board of Trustees (the “Board”) of the Trust held on June 22, 2012, the Board determined that the proposed merger would be in the best interests of the Target Fund and its shareholders. The Board also approved a Plan of Reorganization (the “Plan”) for the merger. The proposed Plan contemplates that the Acquiring Fund will acquire all of the assets of the Target Fund and assume the liabilities of the Target Fund (as set forth in the Plan) in exchange for designated shares in the Acquiring Fund, which the Target Fund will distribute to its shareholders, in exchange for their respective Target Fund shares.

The Board believes that the proposed merger would benefit the Funds and their shareholders. The proposed merger is intended to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Effective as of the close of business on September 7, 2012, the Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the merger.

The proposed merger of the Target Fund into the Acquiring Fund will require the approval of the shareholders of the Target Fund. A shareholder meeting is being called for that purpose, on or about November 15, 2012, and, provided that appropriate shareholder approval is obtained, it is expected that the merger will be completed on or about November 30, 2012. Shareholders of the Acquiring Fund will NOT be solicited for approval of the proposed merger.

Please keep this Supplement for future reference.

Supplement dated June 28, 2012 to the Wilmington Virginia Municipal Bond Fund

(formerly, the MTB Virginia Municipal Bond Fund) Summary Prospectus

dated August 31, 2011, as supplemented

Subject to shareholder approval, on or about the close of business on November 30, 2012, the Wilmington Virginia Municipal Bond Fund (formerly, the MTB Pennsylvania Municipal Bond Fund), (the “Target Fund”), a series of the Trust, will be merged into the Wilmington Municipal Bond Fund, another series of the Trust (the “Acquiring Fund,” and, collectively with the Target Fund, the “Funds”).

At a meeting of the Board of Trustees (the “Board”) of the Trust held on June 22, 2012, the Board determined that the proposed merger would be in the best interests of the Target Fund and its shareholders. The Board also approved a Plan of Reorganization (the “Plan”) for the merger. The proposed Plan contemplates that the Acquiring Fund will acquire all of the assets of the Target Fund and assume the liabilities of the Target Fund (as set forth in the Plan) in exchange for designated shares in the Acquiring Fund, which the Target Fund will distribute to its shareholders, in exchange for their respective Target Fund shares.

The Board believes that the proposed merger would benefit the Funds and their shareholders. The proposed merger is intended to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Effective as of the close of business on September 7, 2012, the Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the merger.

The proposed merger of the Target Fund into the Acquiring Fund will require the approval of the shareholders of the Target Fund. A shareholder meeting is being called for that purpose, on or about November 15, 2012, and, provided that appropriate shareholder approval is obtained, it is expected that the merger will be completed on or about November 30, 2012. Shareholders of the Acquiring Fund will NOT be solicited for approval of the proposed merger.

Please keep this Supplement for future reference.

MTB-PRO-001A-062012